Business combinations and acquisition of non-controlling interests - Fair value of identifiable assets and liabilities (Details) - BRL (R$) R$ in Thousands				1 Months Ended	12 Months Ended
	Oct. 01, 2021	Jul. 01, 2021	Mar. 10, 2021	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 03, 2021	Jun. 30, 2021	Dec. 02, 2020	Nov. 30, 2020	Nov. 27, 2020	Sep. 21, 2020	Jul. 06, 2020	Mar. 04, 2020	Dec. 31, 2019	Oct. 25, 2019	Jan. 31, 2017	Apr. 30, 2015
Me Salva!
Assets
Cash and cash and equivalents					R$ 10,562
Trade receivables					2,010
Inventories					80
Recoverable taxes					7
Other assets					160
Property and equipment					145
Right-of-use assets					112
Intangible assets					12,022
Total Assets					25,098
Liabilities
Trade payables					614
Labor and social obligations					296
Taxes and contributions payable					211
Leases					112
Loans and financing					91
Advances from customers					322
Other liabilities					2,263
Total Liabilities					3,909
Net identifiable net assets at fair value					21,189
Goodwill arising on acquisition			R$ 28,326		28,326
Purchase consideration transferred			49,515		49,515
Cash paid			15,779		15,779
Capital contribution			10,000		10,000
Accounts payables to selling shareholders arising from acquisition					22,196
Retained payments			1,324		1,324
Price adjustment			R$ 217		217
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)					(486)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)					(15,433)
Eduqo
Assets
Cash and cash and equivalents					1,112
Trade receivables					300
Recoverable taxes					50
Other assets					4
Property and equipment					74
Right-of-use assets					270
Intangible assets					9,097
Total Assets					10,907
Liabilities
Trade payables					77
Labor and social obligations					232
Taxes and contributions payable					657
Leases					270
Loans and financing					119
Other liabilities					4
Total Liabilities					1,359
Net identifiable net assets at fair value					9,548
Goodwill arising on acquisition		R$ 22,422			22,422
Purchase consideration transferred		31,970			31,970
Cash paid		15,097			15,097
Accounts payables to selling shareholders arising from acquisition					16,076
Price adjustment		R$ 797			797
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)					(390)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)					(13,985)
Edupass
Assets
Cash and cash and equivalents					362
Trade receivables					23
Other assets					102
Intangible assets					3,702
Total Assets					4,189
Liabilities
Trade payables					56
Labor and social obligations					42
Taxes and contributions payable					519
Advances from customers					22
Total Liabilities					639
Net identifiable net assets at fair value					3,550
Goodwill arising on acquisition					11,679		R$ 11,679
Purchase consideration transferred					15,229		15,229
Cash paid					2,000		R$ 2,000
Accounts payables to selling shareholders arising from acquisition					13,229
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)					(191)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)					(1,638)
P2D
Assets
Cash and cash and equivalents					24,136
Trade receivables					17,786
Inventories					23,348
Recoverable taxes					1,175
Deferred taxes					3,137
Advance to employees					109
Other assets					2,622
Property and equipment					319
Intangible assets					168,187
Total Assets					240,819
Liabilities
Trade payables					8,738
Labor and social obligations					5,205
Taxes and contributions payable					65
Advances from customers					202
Other liabilities					6,113
Total Liabilities					20,323
Net identifiable net assets at fair value					220,496
Goodwill arising on acquisition	R$ 560,075				560,075
Purchase consideration transferred	780,571				780,571
Cash paid	788,985				788,985
Price adjustment	R$ (8,414)				(8,414)
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)					(13,629)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)					R$ (764,849)
WPensar
Assets
Cash and cash and equivalents						R$ 378
Trade receivables						75
Recoverable taxes						108
Other assets						1
Property and equipment						172
Intangible assets						6,192
Total Assets						6,926
Liabilities
Trade payables						47
Labor and social obligations						385
Taxes and contributions payable						152
Income taxes payable						8
Loans with related parties						1,285
Advances from customers						100
Other liabilities						35
Total Liabilities						2,012
Net identifiable net assets at fair value						4,914
Goodwill arising on acquisition						18,994						R$ 18,994
Purchase consideration transferred						23,908						23,908						R$ 5,000
Cash paid						14,345						14,345
Capital contribution																		R$ 4,777
Retained payments						3,586						3,586
Fair value of previously held interest in a step acquisition						5,977						5,977
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)						(115)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)						(13,967)
Studos
Assets
Cash and cash and equivalents						191
Trade receivables						126
Property and equipment						39
Intangible assets						5,996
Total Assets						6,352
Liabilities
Trade payables						18
Labor and social obligations						79
Taxes and contributions payable						56
Advances from customers						27
Other liabilities						10
Total Liabilities						190
Net identifiable net assets at fair value						6,162
Goodwill arising on acquisition						13,371						13,371
Purchase consideration transferred						19,533						19,533
Cash paid						8,298						8,298
Retained payments						11,235						R$ 11,235
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)						(275)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)						(8,107)
Geekie
Assets
Cash and cash and equivalents						7,796
Trade receivables						1,120
Inventories						8,333
Recoverable taxes						524
Deferred taxes						15,098
Other assets						710
Property and equipment						2,592
Right-of-use assets						292
Intangible assets						36,328
Total Assets						72,793
Liabilities
Trade payables						823
Labor and social obligations						21,584
Taxes and contributions payable						677
Leases						292
Loans and financing						8,836
Loans with related parties						10,885
Advances from customers						269
Total Liabilities						43,366
Net identifiable net assets at fair value						29,427
Goodwill arising on acquisition						158,552					R$ 158,552
Purchase consideration transferred						187,979					187,979		R$ 5,782	R$ 12,676	R$ 5,761	R$ 21,892
Cash paid						4,500				R$ 4,500							R$ 8,000
Capital contribution																	R$ 4,000
Forward contract of noncontrolling interest at acquisition						115,222
Fair value of previously held interest in a step acquisition						68,257					R$ 68,257
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)						(762)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)						3,296
EI
Assets
Cash and cash and equivalents						14,492
Trade receivables						11,129
Inventories						4,419
Advance to employees						11,484
Other assets						697
Property and equipment						843
Right-of-use assets						2,418
Intangible assets						238,825
Total Assets						284,307
Liabilities
Trade payables						1,709
Labor and social obligations						3,097
Leases						2,418
Provision for legal proceedings						599
Other liabilities						166
Total Liabilities						7,989
Net identifiable net assets at fair value						275,684
Goodwill arising on acquisition						219,715			R$ 219,715
Purchase consideration transferred						496,033
Cash paid						200,000		R$ 88,000	R$ 200,000
Forward contract of noncontrolling interest at acquisition						291,413
Price adjustment				R$ 4,620		4,620
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)						(6,510)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)						R$ (185,508)